Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Related Party Transactions
Related Party Transactions

15. Related Party Transactions

        The RLJ Predecessor paid monthly fees for management advisory services to the managing member of RLJ Development, which are included in general and administrative expense. Such fees amounted to zero and $0.9 million for the three and nine months ended September 30, 2011, respectively and $0.5 million and $1.7 million for the three and nine months ended September 30, 2010, respectively. Upon completion of the IPO and related formation transactions, the management fee obligation of the RLJ Predecessor ceased to exist.

        RLJ Companies LLC and its affiliates, a related party, periodically provide services or pay certain amounts on the Company's behalf. At September 30, 2011 and December 31, 2010, there was approximately $35,000 and $0.1 million due to RLJ Companies, LLC, which was included in accounts payable and accrued expenses.

        The RLJ Predecessor paid certain costs on behalf of RLJ Development (Mexico), LLC, a related party through common-ownership, and RLJ Development (Mexico), LLC paid for certain amounts on the RLJ Predecessor's behalf. At December 31, 2010, the amounts due from RLJ Development (Mexico), LLC were $0.7 million which were included in prepaid and other assets. The Company did not have any amount due from or payable to RLJ Development (Mexico), LLC at September 30, 2011.

        For the three and nine months ended September 30, 2011, the Company made charitable contributions to various foundations and charitable organizations totaling $27,000 and $0.2 million, respectively, which are included in general and administrative expense. For the three and nine months ended September 30, 2011, zero and $25,000 respectively, of these charitable contributions were directed by related parties. For the three and nine months ended September 30, 2010, the Company made charitable contributions to various foundations and charitable organizations totaling $0.1 million and $0.3 million, respectively, which are included in general and administrative expense. For the three and nine months ended September 30, 2010, $5,000 and $55,000, respectively, of these contributions were directed by related parties.

13. Related Party Transactions

        For the years ended December 31, 2010, 2009 and 2008, RLJ Fund II, through wholly owned subsidiaries, incurred management and franchise fees of approximately $1.0 million, $1.0 million and $2.6 million, respectively, to affiliates of Marriott International, a related party through its limited partnership interests in RLJ Fund II and RLJ Fund III. As of both December 31, 2010 and 2009, RLJ Fund II had no management and franchise fees payable to affiliates of Marriott International.

        For the years ended December 31, 2010, 2009 and 2008, RLJ Fund III, through wholly-owned subsidiaries, incurred management and franchise fees of approximately $103, $0 and $0, respectively, to affiliates of Marriott International, a related party through its limited partnership interest in RLJ Fund III. As of December 31, 2010 and 2009, RLJ Fund III had no management and franchise fees payable to affiliates of Marriott International.

        For the year ended December 31, 2010, RLJ Fund III, through wholly owned subsidiaries, incurred management fees of approximately $966, to affiliates of Highgate Hotels, a related party. As of December 31, 2010, RLJ Fund III had $177 of management fees payable to affiliates of Highgate Hotels.

        In 2009, the Fund III Master Company borrowed from the credit facility (see Note 7) to advance approximately $10.3 million to the General Partner of RLJ Fund III, creating a receivable of $10.3 million at December 31, 2009 from the Fund III General Partner at the Master Company. The receivable was paid in full in January 2010.

        The Company pays monthly fees for management advisory services to the managing member of RLJ Development. Such fees amounted to $2.3 million, $1.8 million and $1.8 million for the years ended December 31, 2010, 2009 and 2008, respectively.

        RLJ Companies LLC, a related party, periodically pays certain amounts on the Company's behalf. As of December 31, 2010 and 2009, amounts due to RLJ Companies LLC totaled $61 and $39, respectively.

        During 2010 and 2009, the Company paid certain costs on the behalf of RLJ Development (Mexico), LLC, a related party through common ownership, and RLJ Development (Mexico), LLC paid for certain amounts on the Company's behalf. At December 31, 2009 and 2008, the amounts due from RLJ Development (Mexico), LLC were $684 and $481, respectively.

        During 2010 and 2009, the Company made charitable contributions totaling $320 and $326, respectively, which are included in general and administrative expense. These charitable contributions were paid to various foundations and charitable organizations, of which $55 and $105, respectively, were directed by related parties.